VANECK CEF MUNI INCOME ETF
SCHEDULE OF INVESTMENTS
January 31, 2025 (unaudited)
1
Number
of Shares Value
CLOSED-END FUNDS: 99.8%(a)
abrdn National
Municipal Income
Fund 85,019 $ 876,546
Alliance Bernstein
National Municipal
Income Fund, Inc. 195,789 2,165,426
BlackRock 2037
Municipal Target Term
Trust 25,138 643,030
BlackRock Investment
Quality Municipal
Trust, Inc. 87,047 1,000,170
BlackRock Long-Term
Municipal Advantage
Trust 56,278 556,589
BlackRock MuniAssets
Fund, Inc. 142,014 1,569,255
BlackRock Municipal
2030 Target Term
Trust 458,080 9,638,003
BlackRock Municipal
Income Fund, Inc. 174,970 2,138,133
BlackRock Municipal
Income Quality Trust 161,313 1,806,706
BlackRock Municipal
Income Trust 297,339 3,047,725
BlackRock Municipal
Income Trust II 321,944 3,448,020
BlackRock MuniHoldings
Fund, Inc. 324,027 3,923,967
BlackRock MuniHoldings
Quality Fund II, Inc. 136,819 1,414,708
BlackRock MuniVest
Fund II, Inc. 142,979 1,534,165
BlackRock MuniVest
Fund, Inc. 366,805 2,659,336
BlackRock MuniYield
Fund, Inc. 283,787 3,030,845
BlackRock MuniYield
Quality Fund II, Inc. 150,881 1,535,969
BlackRock MuniYield
Quality Fund III, Inc. 402,865 4,512,088
BlackRock MuniYield
Quality Fund, Inc. 351,033 4,170,272
BNY Mellon Municipal
Bond Infrastructure
Fund, Inc. 127,770 1,333,919
BNY Mellon Municipal
Income, Inc. 101,106 719,379
BNY Mellon Strategic
Municipal Bond Fund,
Inc. 342,777 1,998,390
BNY Mellon Strategic
Municipals, Inc. 434,533 2,659,342
DWS Municipal Income
Trust 164,334 1,569,390
Eaton Vance Municipal
Bond Fund 335,417 3,417,899
Number
of Shares Value
Eaton Vance Municipal
Income 2028 Term
Trust 45,197 $ 821,681
Eaton Vance Municipal
Income Trust 242,356 2,498,690
Eaton Vance
National Municipal
Opportunities Trust 77,476 1,287,651
Invesco Advantage
Municipal Income
Trust II 269,224 2,388,017
Invesco Municipal
Income Opportunities
Trust 177,925 1,101,356
Invesco Municipal
Opportunity Trust 414,207 4,067,513
Invesco Municipal Trust 337,990 3,342,721
Invesco Quality
Municipal Income
Trust 323,437 3,208,495
Invesco Trust for
Investment Grade
Municipals 331,772 3,357,533
Invesco Value Municipal
Income Trust 287,050 3,476,176
MFS Municipal Income
Trust 282,799 1,535,599
Neuberger Berman
Municipal Fund, Inc. 202,296 2,124,108
Nuveen AMT-Free
Municipal Credit
Income Fund 1,057,165 13,330,851
Nuveen AMT-Free
Municipal Value Fund 111,199 1,530,098
Nuveen AMT-Free
Quality Municipal
Income Fund 1,265,012 14,446,437
Nuveen Dynamic
Municipal
Opportunities Fund 292,630 3,052,131
Nuveen Municipal Credit
Income Fund 947,309 11,917,147
Nuveen Municipal High
Income Opportunity
Fund 396,126 4,444,534
Nuveen Municipal Value
Fund, Inc. 1,010,506 8,892,453
Nuveen Quality
Municipal Income
Fund 1,233,843 14,497,655
Nuveen Select Tax-Free
Income Portfolio 169,310 2,524,412
PIMCO Municipal Income
Fund 94,490 858,914
PIMCO Municipal Income
Fund II 245,793 2,054,830
PIMCO Municipal Income
Fund III 144,491 1,069,233

VANECK CEF MUNI INCOME ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Pioneer Municipal High
Income Advantage
Fund, Inc. 141,491 $ 1,206,918
Pioneer Municipal High
Income Fund Trust 133,738 1,258,475
Pioneer Municipal High
Income Opportunities
Fund, Inc. 99,533 1,195,391
Number
of Shares Value
Putnam Managed
Municipal Income
Trust 278,814 $ 1,734,223
Putnam Municipal
Opportunities Trust 190,906 2,014,058
Western Asset Managed
Municipals Fund, Inc. 339,314 3,535,652
Western Asset Municipal
High Income Fund, Inc. 91,417 648,147
Total Closed-End Funds: 99.8%
(Cost: $204,451,059) 180,790,371
Other assets less liabilities: 0.2% 373,046
NET ASSETS: 100.0% $ 181,163,417
(a) Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://
www.sec.gov.